Significant related party transactions - Schedule of Receivables Due from Related Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balances with related parties
Total	$ 23,133	$ 1,433,243
Balances with management personnel
Related party receivables - Interest free	75,000	75,000
Total	75,000	75,000
Total related party receivables	98,133	1,508,243
Balances with management personnel
Related party payables	125,329	132,048	$ 0
BHP
Balances with related parties
Total	23,133	0
Kelltechnology SA Proprietary Ltd
Balances with related parties
Total	0	1,433,243
Related Party
Balances with management personnel
Related party payables	$ 125,329	$ 132,048